Other Income (Expense), net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Other Income (Expense), net

17. Other Income (Expense), net

Other income (expense), net consists of the following:

	For three months ended September 30,		For nine months ended September 30,
(in thousands)	2021	2020	2021	2020

Reimbursed SPA costs	$188	$199	$472	$733
Other, net	(3)	(35)	(53)	63
Other income (expense), net	$185	$164	$419	$796

Other, net, primarily includes gain (loss) on foreign currency transactions and gain on termination of operating leases.

17. Other Income, net

Other income, net for the years ended December 31, 2019 and 2020 consists of:

	For years ended December 31,
(in thousands)	2019	2020
Reimbursed SPA costs	$5,301	$1,172
Loss from disposal of property and equipment	(586)	-
Employee retention credit (“ERC”)	-	299
Other, net	175	81
Other income, net	$4,890	$1,552

Other, net, primarily includes gain (loss) on foreign currency transactions and gain on termination of operating leases.